Investments in Joint Ventures - Schedule of Investments in Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint ventures [abstract]
Beginning balance	€ 1,614	€ 1,561
Additions	81	92
Share in net income	161	137	€ 142
Share in changes in joint ventures equity (note 32.6)	(15)	9
Dividend	(118)	(196)
Net exchange difference	(17)	(4)
Other	7	15
Ending balance	€ 1,712	€ 1,614	€ 1,561